Note 15 - Commitments and Contingencies - Contractual Obligations and Commitments (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Statement Line Items [Line Items]
Other commitments	$ 79
Total Obligations and Commitments	79
Not later than one year [member]
Statement Line Items [Line Items]
Other commitments	79
Total Obligations and Commitments	79
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Other commitments
Total Obligations and Commitments
Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Other commitments
Total Obligations and Commitments
Later than five years [member]
Statement Line Items [Line Items]
Other commitments
Total Obligations and Commitments
Committed exploration expenditures [member]
Statement Line Items [Line Items]
Contractual capital commitments
Committed exploration expenditures [member] | Not later than one year [member]
Statement Line Items [Line Items]
Contractual capital commitments
Committed exploration expenditures [member] | Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Contractual capital commitments
Committed exploration expenditures [member] | Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Contractual capital commitments
Committed exploration expenditures [member] | Later than five years [member]
Statement Line Items [Line Items]
Contractual capital commitments
Minera Juanicipio [member]
Statement Line Items [Line Items]
Contractual capital commitments		[1],[2]
Minera Juanicipio [member] | Not later than one year [member]
Statement Line Items [Line Items]
Contractual capital commitments		[1],[2]
Minera Juanicipio [member] | Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Contractual capital commitments		[1],[2]
Minera Juanicipio [member] | Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Contractual capital commitments		[1],[2]
Minera Juanicipio [member] | Later than five years [member]
Statement Line Items [Line Items]
Contractual capital commitments		[1],[2]

[1]	According to the operator, Fresnillo, contractual commitments for processing equipment and development contractors are $192,173 with respect to the Juanicipio Project on a 100% basis as at December 31, 2020.
[2]	Although the Company makes cash advances to Minera Juanicipio as cash called by the operator Fresnillo (based on approved Minera Juanicipio budgets), they are not contractual obligations. The Company intends, however, to continue to fund its share of cash calls and avoid dilution of its ownership interest in Minera Juanicipio.